Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development Expenses
Research and Development Expenses

20. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2022	2021	2020

	(in US$’000)
Clinical trial related costs	255,935	190,051	105,869
Personnel compensation and related costs	119,306	91,639	63,542
Other research and development expenses	11,652	17,396	5,365
	386,893	299,086	174,776

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the years ended December 31, 2022, 2021 and 2020, the Group has incurred research and development expenses of US$14,654,000, US$18,408,000 and US$8,291,000 respectively, related to such collaborative arrangements.